N-2		6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares
Prospectus [Line Items]
Document Period End Date		Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key		0001911129
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSRS
Entity Registrant Name		CrowdStreet REIT I, Inc.
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 787.13	$ 787.13
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares] | shares	46,528